Schedule of investments
Delaware Covered Call Strategy Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 102.55%♦
Communication Services — 6.09%
Alphabet Class A ~, †	45,200	$ 6,313,988
		6,313,988
Consumer Discretionary — 13.90%
Amazon.com ~, †	20,000	3,038,800
Booking Holdings ~, †	1,200	4,256,664
Home Depot ~	13,400	4,643,770
Tesla ~, †	9,900	2,459,952
		14,399,186
Consumer Staples — 8.30%
Costco Wholesale ~	6,100	4,026,488
PepsiCo ~	16,100	2,734,424
Philip Morris International ~	19,600	1,843,968
		8,604,880
Energy — 6.44%
Chevron ~	21,800	3,251,688
Exxon Mobil ~	34,200	3,419,316
		6,671,004
Financials — 16.30%
Allstate ~	17,400	2,435,652
Bank of America ~	78,500	2,643,095
BlackRock ~	4,700	3,815,460
JPMorgan Chase & Co. ~	20,400	3,470,040
Mastercard Class A ~	10,600	4,521,006
		16,885,253
Healthcare — 7.19%
Medtronic ~	33,600	2,767,968
UnitedHealth Group ~	8,900	4,685,583
		7,453,551
Industrials — 9.75%
Honeywell International ~	11,900	2,495,549
Lockheed Martin ~	6,300	2,855,412
RTX ~	24,900	2,095,086
Union Pacific ~	10,800	2,652,696
		10,098,743
Information Technology — 30.55%
Apple ~	48,800	9,395,464
Broadcom ~	3,400	3,795,250
Micron Technology ~	28,900	2,466,326
Microsoft ~	24,500	9,212,980
NVIDIA ~	9,200	4,556,024
Texas Instruments ~	13,100	2,233,026
		31,659,070
Real Estate — 2.47%
Digital Realty Trust ~	19,000	2,557,020
		2,557,020
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Utilities — 1.56%
NextEra Energy ~	26,600	$ 1,615,684
		1,615,684
Total Common Stocks (cost $64,713,071)		106,258,379

Short-Term Investments — 2.36%
Money Market Mutual Funds — 2.36%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	612,147	612,147
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	612,151	612,151
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	612,151	612,151
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	612,151	612,151
Total Short-Term Investments (cost $2,448,600)		2,448,600
Total Value of Securities Before Options Written—104.91% (cost $67,161,671)		108,706,979
	Number of contracts
Options Written — (5.00%)
Equity Call Options — (5.00%)
Allstate, strike price $140, expiration date 1/19/24, notional amount $(2,436,000)	(174)	(51,765)
Alphabet, strike price $135, expiration date 1/19/24, notional amount $(6,102,000)	(452)	(276,850)
Amazon.com, strike price $140, expiration date 1/19/24, notional amount $(2,800,000)	(200)	(256,000)
NQ- QCV [1223] 0224 (3377163)    1

Schedule of investments
Delaware Covered Call Strategy Fund   (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Apple, strike price $190, expiration date 1/19/24, notional amount $(9,272,000)	(488)	$ (239,120)
Bank of America, strike price $30, expiration date 1/19/24, notional amount $(2,355,000)	(785)	(302,225)
BlackRock, strike price $730, expiration date 1/19/24, notional amount $(3,431,000)	(47)	(403,025)
Booking Holdings, strike price $3,100, expiration date 1/19/24, notional amount $(3,720,000)	(12)	(551,041)
Broadcom, strike price $1,100, expiration date 3/15/24, notional amount $(3,740,000)	(34)	(255,170)
Chevron, strike price $150, expiration date 2/16/24, notional amount $(3,270,000)	(218)	(110,090)
Costco Wholesale, strike price $635, expiration date 2/16/24, notional amount $(3,873,500)	(61)	(223,412)
Digital Realty Trust, strike price $140, expiration date 1/19/24, notional amount $(2,660,000)	(190)	(19,950)
Exxon Mobil, strike price $110, expiration date 1/19/24, notional amount $(3,762,000)	(342)	(4,959)
Home Depot, strike price $315, expiration date 2/16/24, notional amount $(4,221,000)	(134)	(470,005)
Honeywell International, strike price $210, expiration date 2/16/24, notional amount $(2,499,000)	(119)	(71,995)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
JPMorgan Chase & Co., strike price $160, expiration date 2/16/24, notional amount $(3,264,000)	(204)	$ (239,700)
Lockheed Martin, strike price $455, expiration date 1/19/24, notional amount $(2,866,500)	(63)	(36,855)
Mastercard, strike price $425, expiration date 2/16/24, notional amount $(4,505,000)	(106)	(145,750)
Medtronic, strike price $85, expiration date 2/16/24, notional amount $(2,856,000)	(336)	(38,304)
Micron Technology, strike price $82.5, expiration date 2/16/24, notional amount $(2,384,250)	(289)	(162,562)
Microsoft, strike price $370, expiration date 1/19/24, notional amount $(9,065,000)	(245)	(258,475)
NextEra Energy, strike price $52.5, expiration date 1/19/24, notional amount $(1,396,500)	(266)	(223,440)
NVIDIA, strike price $500, expiration date 2/16/24, notional amount $(4,600,000)	(92)	(223,790)
PepsiCo, strike price $175, expiration date 1/19/24, notional amount $(2,817,500)	(161)	(9,660)
Philip Morris International, strike price $97.5, expiration date 1/19/24, notional amount $(1,911,000)	(196)	(4,900)
RTX, strike price $85, expiration date 2/16/24, notional amount $(2,116,500)	(249)	(66,732)

2    NQ- QCV [1223] 0224 (3377163)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Tesla, strike price $235, expiration date 2/16/24, notional amount $(2,326,500)	(99)	$ (256,905)
Texas Instruments, strike price $175, expiration date 2/16/24, notional amount $(2,292,500)	(131)	(51,418)
Union Pacific, strike price $240, expiration date 2/16/24, notional amount $(2,592,000)	(108)	(126,900)
UnitedHealth Group, strike price $540, expiration date 2/16/24, notional amount $(4,806,000)	(89)	(98,790)
Total Options Written (premium received $3,391,401)		(5,179,788)

Receivables and Other Assets Net of Liabilities—0.09%		89,238
Net Assets Applicable to 8,102,382 Shares Outstanding—100.00%		$103,616,429

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
~	All or a portion of the security has been pledged as collateral for outstanding options written.
†	Non-income producing security.

NQ- QCV [1223] 0224 (3377163)    3